Acquisitions of Subsidiaries - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Apr. 30, 2022 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($) $ / shares	Feb. 28, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Disclosure of detailed information about business combination [line items]
Capital reserve		$ 7,734,456,434	$ 7,734,456,434	$ 7,734,456,434			$ 4,551,183,728
Gain on bargain purchase				$ 37,966,405
AMTD Digital [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		97.10%	97.10%	97.10%	97.10%
Percentage of acquisition of ordinary shares		82.70%	82.70%	82.70%	82.70%
Consideration transferred, acquisition-date fair value					$ 993	$ 9,027,872,459
Share Price | $ / shares					$ 8.38
Capital reserve		$ 6,049,000,000	$ 6,049,000,000	$ 6,049,000,000
Revenue of acquiree since acquisition date			298,000,000
Profit (loss) of acquiree since acquisition date			$ 250,500,000
Revenue of combined entity				1,252,400,000
Profit loss of combined entity				1,130,800,000
Accounts receivable recognised as of acquisition date						$ 58,752,389
Acquisition related cost recognized as expense				$ 0
Percentage of owned issued and outstanding shares		14.40%	14.40%	14.40%	14.40%
L'Officiel [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%	100.00%	100.00%	100.00%
Consideration transferred, acquisition-date fair value	$ 492,824,872	$ 492,824,872	$ 492,824,872	$ 492,824,872
Revenue of acquiree since acquisition date		59,700,000
Profit (loss) of acquiree since acquisition date		$ 21,300,000
Revenue of combined entity				1,391,100,000
Profit loss of combined entity				1,269,400,000
Accounts receivable recognised as of acquisition date	14,555,302
Other receivable recognised as of acquisition date	19,557,396
Gain on bargain purchase	$ 37,966,405
Acquisition related cost recognized as expense				$ 0